Financial Risk Management_Change In Equity And Earnings From Interest Rate Risk(Details) - Kookmin Bank - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Scenario 1 (Parallel Rise)
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes In The Economic Value Of Equity	₩ 544,087	₩ 483,207
Changes In Net Interest Income	415,339	152,013
Scenario 2 (Parallel Decline)
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes In The Economic Value Of Equity	0	31,718
Changes In Net Interest Income	0	9,717
Scenario 3 (Short-Term Decline, Long-Term Rise)
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes In The Economic Value Of Equity	245,337	257,756
Changes In Net Interest Income	0	0
Scenario 4 (Short-Term Rise, Long-Term Decline) [Member]
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes In The Economic Value Of Equity	423,673	411,237
Changes In Net Interest Income	0	0
Scenario 5 (Short-Term Rise)
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes In The Economic Value Of Equity	466,220	378,380
Changes In Net Interest Income	0	0
Scenario 6 (Short-Term Decline)
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes In The Economic Value Of Equity	480,246	492,047
Changes In Net Interest Income	0	0
Maximum of 6 scenarios
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes In The Economic Value Of Equity	544,087	492,047
Changes In Net Interest Income	415,339	152,013
Basic Capital
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes In The Economic Value Of Equity	28,234,310	27,609,684
Changes In Net Interest Income	₩ 0	₩ 0